RELATED PARTY TRANSACTIONS (Other Related Party Transactions) (Details) shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) vessel	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2023 USD ($) shares
ADS Maritime Holding
Related Party Transaction [Line Items]
Final dividend distribution			$ 8.8
Number of vessels sold | vessel	2		2
Disposition of investment			$ 0.8
Gain/(Loss) on investments in debt and equity securities	$ 0.7		$ 0.7
Common stock - NorAm Drilling
Related Party Transaction [Line Items]
Investment owned (in shares) | shares		1.3		1.3
Investment and debt securities, fair value				$ 5.1
Corporate Bond Securities, NorAm Drilling
Related Party Transaction [Line Items]
Accumulated unrealized gain (loss)		$ 0.5